PROPERTY, PLANT AND MINE DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	$ 18,459,400	$ 7,675,595
Additions	1,789,606	1,606,831
Acquisition	3,017,107	10,428,271
Impairment loss	(366,113)	(55,000)
Disposals	(39,248)	(25,970)
Amortization	(1,638,847)	(1,170,327)
Property, plant and equipment at end of period	21,221,905	18,459,400
Additions of right-of-use assets for lease arrangements	50,644	59,598
Gain (loss) on disposal of property, plant and mine development	(26,759)	(8,754)
Mining Properties
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	9,668,305	2,124,035
Additions	408,439	409,562
Acquisition	749,498	7,582,824
Impairment loss	(282,030)	(55,000)
Disposals		(6)
Amortization	(648,052)	(394,652)
Transfers between categories	3,348	1,542
Property, plant and equipment at end of period	9,899,508	9,668,305
Plant and Equipment
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	6,254,428	3,267,566
Additions	419,072	506,102
Acquisition	946,754	2,845,447
Disposals	(39,248)	(25,964)
Amortization	(757,949)	(603,671)
Transfers between categories	446,804	264,948
Property, plant and equipment at end of period	7,269,861	6,254,428
Additions of right-of-use assets for lease arrangements	50,600	59,600
Mine Development Costs
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	2,536,667	2,283,994
Additions	962,095	691,167
Acquisition	1,320,855
Impairment loss	(84,083)
Amortization	(232,846)	(172,004)
Transfers between categories	(450,152)	(266,490)
Property, plant and equipment at end of period	4,052,536	2,536,667
Assets under construction
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	1,277,700
Property, plant and equipment at end of period	868,700	1,277,700
Cost
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	26,077,860
Property, plant and equipment at end of period	32,470,421	26,077,860
Cost | Mining Properties
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	11,872,806
Property, plant and equipment at end of period	14,359,568	11,872,806
Cost | Plant and Equipment
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	10,490,684
Property, plant and equipment at end of period	12,458,000	10,490,684
Cost | Mine Development Costs
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	3,714,370
Property, plant and equipment at end of period	5,652,853	3,714,370
Accumulated amortization and impairments
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(7,618,460)
Property, plant and equipment at end of period	(11,248,516)	(7,618,460)
Accumulated amortization and impairments | Mining Properties
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(2,204,501)
Property, plant and equipment at end of period	(4,460,060)	(2,204,501)
Accumulated amortization and impairments | Plant and Equipment
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(4,236,256)
Property, plant and equipment at end of period	(5,188,139)	(4,236,256)
Accumulated amortization and impairments | Mine Development Costs
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(1,177,703)
Property, plant and equipment at end of period	$ (1,600,317)	$ (1,177,703)